Annual Total Returns[BarChart] - Direxion Daily SP Biotech Bull 3X Shares - Direxion Daily S&P Biotech Bull 3X Shares	2016	2017	2018	2019	2020
Total	(63.03%)	148.69%	(57.28%)	74.64%	74.72%